Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
19.	Commitments and Contingencies

(a) Commitments

Our contractual obligations, including purchase commitments under non-cancelable arrangements as of December 31, 2013, are summarized below. We do not participate in, or secure financing for, any unconsolidated limited purpose entities.

	Payments (in thousands) due by period
	Total	2014	2015	2016
Contractual Obligation
Other purchase obligations	22,461	22,461	—	—

Total	$22,461	$22,461	$—	$—

(b) Significant legal proceedings

Save as disclosed in Note 17, there is no other significant legal proceeding as of December 31, 2013.